UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1: Schedule of Investments.
A copy of  the Schedule of Investments for the period ended 3/31/15 is included with this Form.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2015 (Unaudited)

Shares		Value

Common Stocks — 73.5%
Consumer Discretionary — 8.4%
6,400	AutoZone, Inc. *	$4,365,824
48,000	BorgWarner, Inc.	2,903,040
36,000	Brinker International, Inc.	2,216,160
22,000	Domino’s Pizza, Inc.	2,212,100
6,000	Genuine Parts Co.	559,140
89,000	LKQ Corp. *	2,274,840
27,000	O’Reilly Automotive, Inc. *	5,838,480
65,000	TJX Companies, Inc. (The)	4,553,250
56,000	Wolverine World Wide, Inc. (1)	1,873,200
		26,796,034
Consumer Staples — 7.4%
16,900	British American Tobacco PLC ADR (1)	1,753,713
6,000	Bunge Ltd.	494,160
50,000	Church & Dwight Co., Inc.	4,271,000
10,000	Costco Wholesale Corp.	1,514,950
17,000	Energizer Holdings, Inc.	2,346,850
126,000	Flowers Foods, Inc.	2,865,240
38,000	General Mills, Inc.	2,150,800
56,000	Hormel Foods Corp.	3,183,600
30,000	PepsiCo, Inc.	2,868,600
35,000	Reynolds American, Inc.	2,411,850
		23,860,763
Energy — 2.1%
42,000	EQT Corp.	3,480,540
34,000	FMC Technologies, Inc. *	1,258,340
42,000	Noble Energy, Inc.	2,053,800
		6,792,680
Financials — 5.2%
11,200	Affiliated Managers Group, Inc. *	2,405,536
37,000	AFLAC, Inc.	2,368,370
36,000	American Tower Corp. REIT	3,389,400
12,000	Arch Capital Group Ltd. *	739,200
3,200	BlackRock, Inc.	1,170,688
20,000	ProAssurance Corp.	918,200
28,800	Royal Bank of Canada	1,738,368
5,000	T. Rowe Price Group, Inc.	404,900
22,568	Toronto-Dominion Bank (The)	967,039
46,000	Wells Fargo & Co.	2,502,400
		16,604,101

Shares		Value
Health Care — 12.4%
6,408	Actavis PLC *	$1,907,149
20,200	Alexion Pharmaceuticals, Inc. *	3,500,660
15,000	C.R. Bard, Inc.	2,510,250
44,200	Cerner Corp. *	3,238,092
50,000	DENTSPLY International, Inc.	2,544,500
42,000	Express Scripts Holding Co. *	3,644,340
31,800	Henry Schein, Inc. *	4,439,916
27,800	IDEXX Laboratories, Inc. *	4,294,544
15,000	McKesson Corp.	3,393,000
8,000	Mednax, Inc. *	580,080
13,200	Mettler-Toledo International, Inc. *	4,338,180
50,000	Novo Nordisk A/S ADR	2,669,500
20,000	Thermo Fisher Scientific, Inc.	2,686,800
		39,747,011
Industrials — 19.3%
13,000	Acuity Brands, Inc.	2,186,080
81,575	AMETEK, Inc.	4,285,951
60,000	Canadian National Railway Co.	4,012,200
34,000	CLARCOR, Inc.	2,246,040
43,200	Danaher Corp.	3,667,680
45,000	Donaldson Co., Inc.	1,696,950
1,700	EnerSys	109,208
12,400	Esterline Technologies Corp. *	1,418,808
22,000	General Dynamics Corp.	2,986,060
42,000	IDEX Corp.	3,184,860
13,600	IHS, Inc. Class A *	1,547,136
28,500	ITT Corp.	1,137,435
12,600	J.B. Hunt Transport Services, Inc.	1,075,977
22,000	Kansas City Southern	2,245,760
24,200	Kirby Corp. *	1,816,210
22,000	Parker-Hannifin Corp.	2,613,160
41,500	Republic Services, Inc.	1,683,240
24,000	Roper Industries, Inc.	4,128,000
34,000	Stericycle, Inc. *	4,774,620
8,000	Teledyne Technologies, Inc. *	853,840
34,000	Toro Co. (The)	2,384,080
26,000	Union Pacific Corp.	2,816,060
23,000	United Technologies Corp.	2,695,600
11,000	W.W. Grainger, Inc. (1)	2,593,910
76,500	Waste Connections, Inc.	3,682,710
		61,841,575

1

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2015 (Unaudited)
Shares		Value
Information Technology — 8.0%
23,000	Accenture PLC Class A	$2,154,870
15,000	Alliance Data Systems Corp. *	4,443,750
61,200	Amphenol Corp. Class A	3,606,516
1,800	Anixter International, Inc. *	137,034
19,000	ANSYS, Inc. *	1,675,610
28,000	Apple, Inc.	3,484,040
48,000	Cognizant Technology Solutions
	Corp. Class A *	2,994,720
15,000	Fiserv, Inc. *	1,191,000
20,000	MasterCard, Inc. Class A	1,727,800
53,600	Salesforce.com, Inc. *	3,581,016
4,900	WEX, Inc. *	526,064
		25,522,420
Materials — 8.1%
12,000	Airgas, Inc.	1,273,320
25,000	AptarGroup, Inc.	1,588,000
27,000	Crown Holdings, Inc. *	1,458,540
33,400	Ecolab, Inc.	3,820,292
44,000	FMC Corp.	2,519,000
5,400	NewMarket Corp.	2,580,120
24,000	Praxair, Inc.	2,897,760
18,000	Scotts Miracle-Gro Co. (The) Class A	1,209,060
42,400	Sigma-Aldrich Corp.	5,861,800
31,000	Valspar Corp. (The)	2,604,930
		25,812,822
Telecommunication Services — 1.6%
44,000	SBA Communications Corp. Class A*	5,152,400
		5,152,400
Utilities — 1.0%
46,800	ITC Holdings Corp.	1,751,724
21,000	South Jersey Industries, Inc.	1,139,880
6,000	Wisconsin Energy Corp.	297,000
		3,188,604
	Total Common Stocks
	(Cost $84,166,938)	235,318,410

Principal
Amount		Value

Asset-Backed Securities — 0.3%
$150,000	Capital Auto Receivables Asset Trust,
	Series 2014-2, Class A4, 1.62%,
	10/22/18	151,041
125,000	Chrysler Capital Auto Receivables Trust,
	Series 2014-BA, Class A3, 1.27%,
	5/15/19 (2)	125,438
250,000	Ford Credit Auto Lease Trust, Series
	2014-A, Class A4, 0.90%, 6/15/17	249,888
300,000	Ford Credit Auto Lease Trust, Series
	2014-B, Class A4, 1.10%, 11/15/17	$300,240
100,000	Synchrony Credit Card Master Note
	Trust, Series 2012-2, Class A, 2.22%,
	1/15/22	100,910
	Total Asset-Backed Securities
	(Cost $927,006)	927,517

Commercial Mortgage-Backed Securities — 1.2%
300,000	Banc of America Commercial Mortgage
	Trust, Series 2006-2, Class A4, 5.73%,
	5/10/45 (3)	308,745
250,000	Citigroup Commercial Mortgage Trust,
	Series 2006-C5, Class A4, 5.43%,
	10/15/49	262,890
350,000	Commercial Mortgage Trust, Series 2007-
	GG9, Class A4, 5.44%, 3/10/39	369,319
250,000	FHLMC Multifamily Structured Pass-
	Through Certificates, Series K710,
	Class A2, 1.88%, 5/25/19	253,595
200,000	FREMF Mortgage Trust, Series 2012-
	K711, Class B, 3.56%, 8/25/45 (2)(3)	208,677
173,833	FREMF Mortgage Trust, Series 2013-
	KF02, Class B, 2.83%, 12/25/45 (2)(3)	179,681
400,000	GNMA, Series 2013-12, Class B, 2.34%,
	11/16/52 (3)	390,309
350,000	GS Mortgage Securities Trust, Series
	2006-GG6, Class A4, 5.55%, 4/10/38 (3)	355,672
100,000	GS Mortgage Securities Trust, Series
	2012-GCJ7, Class A4, 3.38%, 5/10/45	106,049
189,778	JP Morgan Chase Commercial Mortgage
	Securities Trust, Series 2007-CB20,
	Class A1A, 5.75%, 2/12/51 (3)	206,669
250,000	Morgan Stanley Bank of America Merrill
	Lynch Trust, Series 2012-C5, Class A4,
	3.18%, 8/15/45	261,651
200,000	Morgan Stanley Bank of America Merrill
	Lynch Trust, Series 2012-C6, Class A4,
	2.86%, 11/15/45	205,063
100,000	Morgan Stanley Bank of America Merrill
	Lynch Trust, Series 2013-C12, Class
	A2, 3.00%, 10/15/46	104,435
300,000	Morgan Stanley Capital I Trust, Series
	2012-C4, Class A4, 3.24%, 3/15/45	315,323
205,188	Thornburg Mortgage Securities Trust,
	Series 2005-1, Class A3, 2.23%,
	4/25/45 (3)	206,184
	Total Commercial Mortgage-
	Backed Securities
	(Cost $3,821,635)	3,734,262

2

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2015 (Unaudited)
Principal
Amount		Value
Corporate Bonds & Notes — 9.4%
Basic Materials — 0.4%
$200,000	ArcelorMittal, Senior Unsecured Notes,
	5.25%, 2/25/17	$208,000
150,000	Celanese U.S. Holdings LLC, Guaranteed
	Notes, 4.63%, 11/15/22	151,125
200,000	Glencore Funding LLC, Guaranteed
	Notes, 4.13%, 5/30/23 (2)	203,679
250,000	LYB International Finance B.V.,
	Guaranteed Notes, 4.00%, 7/15/23	264,817
200,000	Mosaic Co. (The), Senior Unsecured
	Notes, 5.45%, 11/15/33	231,250
150,000	Steel Dynamics, Inc., Guaranteed Notes,
	6.13%, 8/15/19	159,750
		1,218,621
Communications — 1.0%
150,000	Baidu, Inc., Senior Unsecured Notes,
	2.75%, 6/9/19	151,553
150,000	CBS Corp., Guaranteed Notes, 3.70%,
	8/15/24	154,458
200,000	Comcast Corp., Guaranteed Notes,
	6.45%, 3/15/37	270,823
100,000	Cox Communications, Inc., Senior
	Unsecured Notes, 4.80%, 2/1/35 (2)	105,176
250,000	DIRECTV Holdings LLC/DIRECTV
	Financing Co., Inc., Guaranteed Notes,
	3.80%, 3/15/22	259,122
150,000	Expedia, Inc., Guaranteed Notes, 4.50%,
	8/15/24	151,601
250,000	Netflix, Inc., Senior Unsecured Notes,
	5.75%, 3/1/24	254,687
200,000	T-Mobile USA, Inc., Guaranteed Notes,
	6.63%, 11/15/20	209,000
250,000	Telefonica Emisiones SAU, Guaranteed
	Notes, 5.88%, 7/15/19	289,140
250,000	Tencent Holdings, Ltd., Senior Unsecured
	Notes, 3.38%, 5/2/19 (2)	259,032
250,000	Time Warner, Inc., Guaranteed Notes,
	3.15%, 7/15/15	251,815
500,000	Time Warner, Inc., Guaranteed Notes,
	4.70%, 1/15/21	556,656
206,000	Verizon Communications, Inc., Senior
	Unsecured Notes, 2.50%, 9/15/16	210,384
150,000	Viacom, Inc., Senior Unsecured Notes,
	3.88%, 12/15/21	156,955
		3,280,402
Consumer, Cyclical — 0.8%
250,000	CVS Health Corp., Senior Unsecured
	Notes, 6.60%, 3/15/19	293,475
150,000	D.R. Horton, Inc., Guaranteed Notes,
	4.00%, 2/15/20	152,100

Principal
Amount		Value
$580,000	Ford Motor Credit Co. LLC, Senior
	Unsecured Notes, 4.38%, 8/6/23	$626,652
100,000	General Motors Financial Co., Inc.,
	Guaranteed Notes, 3.15%, 1/15/20	101,190
100,000	Kia Motors Corp., Senior Unsecured
	Notes, 3.63%, 6/14/16 (2)	102,645
150,000	L Brands, Inc., Guaranteed Notes, 6.63%,
	4/1/21	171,826
270,000	Macy’s Retail Holdings, Inc., Guaranteed
	Notes, 4.38%, 9/1/23	297,307
150,000	Nissan Motor Acceptance Corp., Senior
	Unsecured Notes, 2.35%, 3/4/19 (2)	152,727
50,000	Nordstrom, Inc., Senior Unsecured Notes,
	5.00%, 1/15/44	57,688
150,000	Royal Caribbean Cruises, Ltd., Senior
	Unsecured Notes, 5.25%, 11/15/22	159,375
100,000	Ryland Group, Inc. (The), Guaranteed
	Notes, 6.63%, 5/1/20	108,000
200,000	Starwood Hotels & Resorts Worldwide,
	Inc., Senior Unsecured Notes, 7.38%,
	11/15/15	207,591
250,000	Wynn Las Vegas LLC/Wynn Las Vegas
	Capital Corp., Senior Unsecured Notes,
	5.38%, 3/15/22 (1)	258,750
		2,689,326
Consumer, Non-cyclical — 1.2%
104,000	Actavis Funding SCS, Guaranteed Notes,
	2.35%, 3/12/18	105,407
100,000	Actavis Funding SCS, Guaranteed Notes,
	2.45%, 6/15/19	100,412
100,000	AmerisourceBergen Corp., Senior
	Unsecured Notes, 3.25%, 3/1/25	101,332
250,000	Celgene Corp., Senior Unsecured Notes,
	2.30%, 8/15/18	253,613
250,000	Constellation Brands, Inc., Guaranteed
	Notes, 7.25%, 5/15/17	275,938
150,000	Edwards Lifesciences Corp., Senior
	Unsecured Notes, 2.88%, 10/15/18	154,583
300,000	Express Scripts Holding Co., Guaranteed
	Notes, 4.75%, 11/15/21	337,532
200,000	HJ Heinz Co., Secured Notes, 4.25%,
	10/15/20	205,200
150,000	JM Smucker Co. (The), Guaranteed
	Notes, 4.38%, 3/15/45 (2)	156,324
500,000	Kroger Co. (The), Senior Unsecured
	Notes, 3.40%, 4/15/22	516,556
100,000	LifePoint Hospitals, Inc., Guaranteed
	Notes, 5.50%, 12/1/21	104,750
500,000	Medco Health Solutions, Inc., Senior
	Unsecured Notes, 2.75%, 9/15/15	504,263
350,000	Mylan, Inc., Guaranteed Notes, 1.35%,
	11/29/16	349,552
100,000	NYU Hospitals Center, Unsecured Notes,
	4.78%, 7/1/44	111,427

3

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2015 (Unaudited)
Principal
Amount		Value
$150,000	Quest Diagnostics, Inc., Senior Unsecured
	Notes, 3.50%, 3/30/25	$150,004
200,000	Service Corp. International, Senior
	Unsecured Notes, 7.00%, 6/15/17	218,000
200,000	Wm Wrigley Jr Co., Senior Unsecured
	Notes, 2.00%, 10/20/17 (2)	202,167
		3,847,060
Energy — 0.5%
150,000	Anadarko Petroleum Corp., Senior
	Unsecured Notes, 6.38%, 9/15/17	166,895
250,000	DCP Midstream Operating L.P.,
	Guaranteed Notes, 2.50%, 12/1/17	235,745
150,000	Energy Transfer Partners L.P., Senior
	Unsecured Notes, 9.00%, 4/15/19	185,348
250,000	Enterprise Products Operating LLC,
	Guaranteed Notes, 5.70%, 2/15/42	299,192
150,000	Kinder Morgan Energy Partners L.P.,
	Guaranteed Notes, 2.65%, 2/1/19	150,231
245,000	Phillips 66, Guaranteed Notes, 2.95%,
	5/1/17	253,398
250,000	Spectra Energy Partners L.P., Senior
	Unsecured Notes, 4.75%, 3/15/24	274,543
100,000	Valero Energy Corp., Guaranteed Notes,
	6.63%, 6/15/37	123,431
		1,688,783
Financial — 4.6%
100,000	Aflac, Inc., Senior Unsecured Notes,
	3.25%, 3/17/25	101,195
200,000	Aircastle Ltd., Senior Unsecured Notes,
	4.63%, 12/15/18	208,000
200,000	Ally Financial, Inc., Guaranteed Notes,
	4.75%, 9/10/18	205,750
250,000	American Express Co., Senior Unsecured
	Notes, 0.85%, 5/22/18 (3)	250,150
250,000	American International Group, Inc.,
	Senior Unsecured Notes, 3.38%,
	8/15/20	263,788
250,000	Australia & New Zealand Banking Group
	Ltd., Subordinated Notes, 4.50%,
	3/19/24 (2)	261,255
150,000	Bancolombia S.A., Senior Unsecured
	Notes, 5.95%, 6/3/21 (1)	165,705
200,000	Bank of America Corp., Senior
	Unsecured Notes, 4.00%, 4/1/24	212,743
300,000	Bank of America Corp. MTN, Series L,
	Senior Unsecured Notes, 5.65%, 5/1/18	332,780
300,000	Bank of China Hong Kong Ltd., Senior
	Unsecured Notes, 3.75%, 11/8/16 (2)	310,543
250,000	Berkshire Hathaway, Inc., Senior
	Unsecured Notes, 3.75%, 8/15/21	273,608
200,000	BlackRock, Inc., Series 2, Senior
	Unsecured Notes, 5.00%, 12/10/19	227,603

Principal
Amount		Value
$350,000	BPCE S.A., Guaranteed Notes, 2.50%,
	12/10/18	$358,378
100,000	CIT Group, Inc., Senior Unsecured Notes,
	5.00%, 8/15/22	102,625
100,000	Citigroup, Inc., Subordinated Notes,
	5.30%, 5/6/44	112,403
250,000	CNA Financial Corp., Senior Unsecured
	Notes, 3.95%, 5/15/24	259,100
250,000	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA, Guaranteed Notes,
	3.95%, 11/9/22	258,801
150,000	Deutsche Bank AG, Senior Unsecured
	Notes, 1.40%, 2/13/17	150,127
200,000	Deutsche Bank AG, Senior Unsecured
	Notes, 1.88%, 2/13/18	200,282
100,000	Digital Realty Trust L.P., Guaranteed
	Notes, 5.25%, 3/15/21	111,296
250,000	Discover Financial Services, Senior
	Unsecured Notes, 3.95%, 11/6/24	257,102
250,000	EPR Properties, Guaranteed Notes,
	5.25%, 7/15/23	269,856
200,000	First Horizon National Corp., Senior
	Unsecured Notes, 5.38%, 12/15/15	205,161
250,000	General Electric Capital Corp. MTN,
	Senior Unsecured Notes, 1.01%,
	8/11/15 (3)	250,603
500,000	General Electric Capital Corp. MTN,
	Senior Unsecured Notes, 3.35%,
	10/17/16	519,987
300,000	Goldman Sachs Group, Inc. (The), Senior
	Unsecured Notes, 5.75%, 10/1/16	320,095
200,000	Goldman Sachs Group, Inc. (The),
	Subordinated Notes, 6.75%, 10/1/37	262,611
200,000	Hartford Financial Services Group, Inc.
	(The), Senior Unsecured Notes, 4.00%,
	10/15/17	212,971
150,000	Hospitality Properties Trust, Senior
	Unsecured Notes, 4.65%, 3/15/24	155,457
250,000	Host Hotels & Resorts L.P., Senior
	Unsecured Notes, 5.25%, 3/15/22	278,118
200,000	HSBC Holdings PLC, Senior Unsecured
	Notes, 4.88%, 1/14/22	225,637
250,000	International Lease Finance Corp., Senior
	Secured Notes, 7.13%, 9/1/18 (2)	280,625
500,000	JPMorgan Chase & Co., Senior
	Unsecured Notes, 3.45%, 3/1/16	511,345
300,000	JPMorgan Chase & Co., Senior
	Unsecured Notes, 3.20%, 1/25/23	304,992
250,000	Korea Development Bank (The), Senior
	Unsecured Notes, 4.00%, 9/9/16	260,212
100,000	Macquarie Bank Ltd., Senior Unsecured
	Notes, 5.00%, 2/22/17 (2)	106,495
100,000	Mizuho Bank, Ltd., Guaranteed Notes,
	3.20%, 3/26/25 (2)	99,879

4

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2015 (Unaudited)
Principal
Amount		Value
$500,000	Morgan Stanley GMTN, Senior
	Unsecured Notes, 5.50%, 7/28/21	$580,033
250,000	Nomura Holdings, Inc. GMTN, Senior
	Unsecured Notes, 2.75%, 3/19/19	255,828
250,000	PNC Bank NA, Senior Unsecured Notes,
	1.30%, 10/3/16	251,505
1,000,000	Private Export Funding Corp., Series HH,
	1.45%, 8/15/19	992,145
250,000	ProLogis L.P., Guaranteed Notes, 2.75%,
	2/15/19	254,994
250,000	Regions Financial Corp., Senior
	Unsecured Notes, 2.00%, 5/15/18	249,769
250,000	Royal Bank of Scotland Group PLC,
	Senior Unsecured Notes, 1.88%,
	3/31/17	249,641
250,000	Santander Holdings USA, Inc., Senior
	Unsecured Notes, 3.00%, 9/24/15	251,949
300,000	Stifel Financial Corp., Senior Unsecured
	Notes, 4.25%, 7/18/24	306,238
150,000	Synchrony Financial, Senior Unsecured
	Notes, 3.00%, 8/15/19	153,256
100,000	Synchrony Financial, Senior Unsecured
	Notes, 3.75%, 8/15/21	103,700
150,000	UBS AG MTN, Senior Unsecured Notes,
	2.35%, 3/26/20	150,267
200,000	US Bancorp MTN, Subordinated Notes,
	3.60%, 9/11/24	208,652
1,000,000	Wachovia Corp., Senior Unsecured
	Notes, 0.54%, 6/15/17 (3)	997,620
150,000	Weyerhaeuser Co., Senior Unsecured
	Notes, 7.38%, 10/1/19	179,556
150,000	Weyerhaeuser Co., Senior Unsecured
	Notes, 6.95%, 10/1/27	184,663
250,000	XLIT Ltd., Guaranteed Notes, 5.75%,
	10/1/21 (1)	294,085
		14,551,179
Industrial — 0.5%
150,000	Burlington Northern Santa Fe LLC,
	Senior Unsecured Notes, 4.15%, 4/1/45	156,036
150,000	FedEx Corp., Guaranteed Notes, 4.10%,
	2/1/45	149,774
100,000	Lafarge S.A., Senior Unsecured Notes,
	6.20%, 7/9/15 (2)	100,875
300,000	Masco Corp., Senior Unsecured Notes,
	6.13%, 10/3/16	319,680
250,000	Packaging Corp. of America, Senior
	Unsecured Notes, 3.65%, 9/15/24	251,379
100,000	Textron, Inc., Senior Unsecured Notes,
	3.88%, 3/1/25	103,305
500,000	Union Pacific Corp., Senior Unsecured
	Notes, 2.95%, 1/15/23	516,414
		1,597,463

Principal
Amount		Value
Technology — 0.2%
$50,000	Altera Corp., Senior Unsecured Notes,
	1.75%, 5/15/17	$50,307
125,000	Cadence Design Systems, Inc., Senior
	Unsecured Notes, 4.38%, 10/15/24	129,891
150,000	Intel Corp., Senior Unsecured Notes,
	4.25%, 12/15/42	156,279
150,000	Micron Technology, Inc., Senior
	Unsecured Notes, 5.25%, 8/1/23 (2)	152,625
150,000	Seagate HDD Cayman, Guaranteed
	Notes, 4.75%, 1/1/25 (2)	155,324
		644,426
Utilities — 0.2%
500,000	Commonwealth Edison Co., 4.00%,
	8/1/20	546,466
100,000	Consumers Energy Co., 3.13%, 8/31/24	103,344
		649,810
	Total Corporate Bonds & Notes
	(Cost $29,450,542)	30,167,070

Foreign Government Obligations — 0.2%
100,000	Colombia Government International
	Bond, Senior Unsecured Notes, 5.00%,
	6/15/45	102,750
250,000	Mexico Government International Bond,
	Senior Unsecured Notes, 5.13%,
	1/15/20 (1)	280,250
250,000	Poland Government International Bond,
	Senior Unsecured Notes, 4.00%,
	1/22/24	274,500
	Total Foreign Government
	Obligations
	(Cost $620,723)	657,500

Long-Term Municipal Securities — 0.5%
100,000	California Educational Facilities
	Authority, Revenue Bonds, Loyola
	Marymount University, Series A,
	2.96%, 10/1/21	104,851
100,000	City & County Honolulu Hawaii
	Wastewater System Revenue, Revenue
	Bonds, Senior Series C, 6.34%, 7/1/39	117,501
250,000	City of New York, General Obligation
	Unlimited, Subser. D2, 2.30%, 8/1/19	254,902
400,000	City of New York, General Obligation
	Unlimited, Subser. D2, 2.60%, 8/1/20	406,992
130,000	City of Norfolk, Taxable Build America
	Bonds, General Obligation Unlimited,
	Series B, 5.91%, 3/1/29	166,131
70,000	County of Clark, Build America Bonds,
	General Obligation Limited, Series B1,
	5.21%, 6/1/16	73,408

5

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2015 (Unaudited)
Principal
Amount		Value
$250,000	Dallas Independent School District
	Qualified School Construction Notes,
	General Obligation Limited, 5.05%,
	8/15/33	$280,320
100,000	District of Columbia Income Tax Secured
	Revenue Bonds, Build America Bonds,
	4.71%, 12/1/22	114,296
100,000	Los Angeles Unified School District,
	General Obligation Unlimited,
	Qualified School Construction Bonds,
	Series J-1, 5.98%, 5/1/27	126,802
75,000	University of Alabama, Build America
	Bonds, General Obligation Unlimited,
	Revenue Bonds, Series B, 5.20%,
	10/1/30	83,309
	Total Long-Term Municipal
	Securities
	(Cost $1,647,411)	1,728,512

Short-Term Municipal Securities — 0.1%
250,000	Illinois State, General Obligation
	Unlimited, 4.96%, 3/1/16	259,570
	Total Short-Term Municipal
	Securities
	(Cost $258,875)	259,570

U.S. Government Agency Obligations — 7.3%
800,000	FHLMC, 1.25%, 5/12/17	809,542
500,000	FHLMC, 1.00%, 7/28/17	503,729
750,000	FHLMC, 1.75%, 5/30/19	761,223
14,551	FHLMC, Series 3538, Class BA, 4.50%,
	10/15/27	14,575
162,932	FHLMC, Series 4151, Class PA, 2.00%,
	1/15/33	163,471
297,862	FHLMC Gold PC Pool #G05447, 4.50%,
	5/1/39	324,651
55,931	FHLMC Gold PC Pool #G08488, 3.50%,
	4/1/42	58,736
350,660	FHLMC Gold PC Pool #J13885, 3.50%,
	12/1/25	372,848
475,094	FHLMC Gold PC Pool #J17969, 3.00%,
	2/1/27	498,313
435,518	FHLMC Gold PC Pool #Q23725, 4.00%,
	12/1/43	465,383
81,948	FHLMC Gold Pool #C04038, 3.50%,
	6/1/42	86,065
32,263	FHLMC Gold Pool #G08479, 3.50%,
	3/1/42	33,879
10,059	FHLMC Gold Pool #G18155, 5.00%,
	10/1/21	10,805
38,265	FHLMC Gold Pool #G18160, 5.00%,
	11/1/21	41,124
114,993	FHLMC Gold Pool #G18420, 3.00%,
	1/1/27	120,610
41,118	FHLMC Gold Pool #J00975, 5.00%,
	1/1/21	43,630
10,211	FHLMC Gold Pool #J03589, 5.00%,
	10/1/21	10,775
193,876	FHLMC Pool #A96409, 3.50%, 1/1/41	203,497
500,000	FNMA, 0.38%, 12/21/15	500,296

Principal
Amount		Value
$18,236	FNMA, 4.00%, 4/1/24	$19,296
226,243	FNMA, 4.00%, 3/1/25	240,456
131,820	FNMA, 4.00%, 6/1/26	140,485
530,760	FNMA, 3.50%, 7/1/26	564,079
187,632	FNMA, 4.00%, 7/1/26	200,018
35,549	FNMA, 4.50%, 7/1/40	38,893
7,731	FNMA, 4.50%, 8/1/40	8,463
7,583	FNMA, 4.50%, 9/1/40	8,282
98,132	FNMA, 4.50%, 10/1/40	107,588
441,777	FNMA, 4.50%, 2/1/41	484,309
145,516	FNMA, 4.50%, 3/1/41	159,518
361,462	FNMA, 4.50%, 4/1/41	396,160
11,854	FNMA, 4.50%, 4/1/41	12,926
159,109	FNMA, 4.50%, 4/1/41	174,353
145,525	FNMA, 4.50%, 4/1/41	159,471
177,602	FNMA Pool #254733, 5.00%, 4/1/23	197,262
380,133	FNMA Pool #255667, 5.00%, 3/1/25	422,198
4,806	FNMA Pool #745275, 5.00%, 2/1/36	5,347
289,264	FNMA Pool #890236, 4.50%, 8/1/40	316,510
11,142	FNMA Pool #910242, 5.00%, 3/1/37	12,375
11,530	FNMA Pool #975116, 5.00%, 5/1/38	12,806
526,231	FNMA Pool #995245, 5.00%, 1/1/39	584,462
390,924	FNMA Pool #AA7720, 4.00%, 8/1/39	417,944
206,751	FNMA Pool #AB1259, 5.00%, 7/1/40	230,126
85,452	FNMA Pool #AB3218, 3.50%, 7/1/31	90,355
405,613	FNMA Pool #AB4449, 4.00%, 2/1/42	434,447
561,849	FNMA Pool #AB5472, 3.50%, 6/1/42	590,867
354,214	FNMA Pool #AB6286, 2.50%, 9/1/27	364,687
543,380	FNMA Pool #AB8144, 5.00%, 4/1/37	604,868
771,277	FNMA Pool #AD6374, 5.00%, 5/1/40	858,071
8,144	FNMA Pool #AE0385, 4.00%, 9/1/40	8,731
7,304	FNMA Pool #AE5024, 4.00%, 12/1/40	7,828
187,439	FNMA Pool #AH3226, 5.00%, 2/1/41	208,755
119,393	FNMA Pool #AH6186, 4.00%, 2/1/41	128,035
339,484	FNMA Pool #AH8932, 4.50%, 4/1/41	371,802
171,543	FNMA Pool #AI1019, 4.50%, 5/1/41	188,024
39,191	FNMA Pool #AI5737, 4.50%, 6/1/41	42,949
308,430	FNMA Pool #AJ6932, 3.00%, 11/1/26	323,848
411,823	FNMA Pool #AO2961, 4.00%, 5/1/42	441,332
111,799	FNMA Pool #AO4137, 3.50%, 6/1/42	117,574
61,206	FNMA Pool #AO4299, 3.50%, 8/1/42	64,374
28,937	FNMA Pool #AO6770, 3.50%, 6/1/42	30,423
804,383	FNMA Pool #AP1340, 3.50%, 7/1/42	846,015
379,951	FNMA Pool #AQ0287, 3.00%, 10/1/42	389,420
435,566	FNMA Pool #AT0969, 3.00%, 4/1/43	446,082
1,053,484	FNMA Pool #AT8849, 4.00%, 6/1/43	1,131,609
187,799	FNMA Pool #AU6043, 3.00%, 9/1/43	192,268

6

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2015 (Unaudited)
Principal
Amount		Value
$326,544	FNMA Pool #AU7025, 3.00%, 11/1/43	$334,289
320,585	FNMA Pool #AU8070, 3.50%, 9/1/43	337,050
277,187	FNMA Pool #AU8846, 3.00%, 11/1/43	283,847
138,063	FNMA Pool #AV0225, 4.50%, 10/1/43	151,287
241,244	FNMA Pool #AW5055, 3.50%, 7/1/44	254,242
184,481	FNMA Pool #AX1138, 3.50%, 9/1/44	193,956
124,444	FNMA Pool #AY2728, 2.50%, 2/1/30	127,941
5,466	GNMA, 4.25%, 2/20/37	5,465
313,011	GNMA, 3.00%, 4/16/39	324,122
563,284	GNMA II Pool #MA1090, 3.50%,
	6/20/43	594,382
263,668	GNMA II Pool #MA1520, 3.00%,
	12/20/43	272,064
398,190	GNMA II Pool #MA1922, 5.00%,
	5/20/44	440,497
147,847	GNMA II Pool #MA2445, 3.50%,
	12/20/44	155,841
1,595,466	GNMA Pool #4016, 5.50%, 8/20/37	1,807,658
185,801	GNMA Pool #650494, 5.50%, 1/15/36	210,787
212,507	GNMA Pool #MA1375, 3.50%, 10/20/43	224,240
	Total U.S. Government Agency
	Obligations
	(Cost $22,767,424)	23,536,511

U.S. Treasury Obligations — 4.2%
1,400,000	U.S. Treasury Bonds, 6.13%, 11/15/27	2,027,157
50,000	U.S. Treasury Bonds, 5.25%, 11/15/28	68,238
850,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,156,864
900,000	U.S. Treasury Bonds, 4.38%, 5/15/40	1,216,055
150,000	U.S. Treasury Bonds, 2.88%, 5/15/43	159,820
100,000	U.S. Treasury Bonds, 3.63%, 8/15/43	122,203
300,000	U.S. Treasury Bonds, 3.38%, 5/15/44	351,445
150,000	U.S. Treasury Bonds, 3.13%, 8/15/44	168,059
300,000	U.S. Treasury Notes, 0.38%, 4/30/16	300,164
150,000	U.S. Treasury Notes, 1.75%, 5/31/16	152,438
750,000	U.S. Treasury Notes, 1.50%, 6/30/16	760,429
250,000	U.S. Treasury Notes, 0.50%, 8/31/16	250,312
150,000	U.S. Treasury Notes, 1.00%, 10/31/16	151,313
500,000	U.S. Treasury Notes, 0.88%, 6/15/17	502,617
250,000	U.S. Treasury Notes, 0.88%, 10/15/17	250,859
500,000	U.S. Treasury Notes, 1.88%, 10/31/17	514,336
250,000	U.S. Treasury Notes, 2.63%, 4/30/18	262,949
300,000	U.S. Treasury Notes, 2.25%, 7/31/18	312,141
800,000	U.S. Treasury Notes, 1.38%, 9/30/18	808,500
1,400,000	U.S. Treasury Notes, 1.75%, 10/31/18	1,432,922
100,000	U.S. Treasury Notes, 1.00%, 8/31/19	98,742
200,000	U.S. Treasury Notes, 1.50%, 10/31/19	201,578
100,000	U.S. Treasury Notes, 1.13%, 4/30/20	98,688
350,000	U.S. Treasury Notes, 2.63%, 8/15/20	370,891
150,000	U.S. Treasury Notes, 2.13%, 8/31/20	155,098
300,000	U.S. Treasury Notes, 2.00%, 11/30/20	307,781

Principal
Amount		Value
$250,000	U.S. Treasury Notes, 2.00%, 2/15/22	$ 255,156
150,000	U.S. Treasury Notes, 1.75%, 2/28/22	150,422
100,000	U.S. Treasury Notes, 2.75%, 2/15/24	107,172
100,000	U.S. Treasury Notes, 2.50%, 5/15/24	105,047
450,000	U.S. Treasury Notes, 2.38%, 8/15/24	467,789
100,000	U.S. Treasury Notes, 2.00%, 2/15/25 (1)	100,633
	Total U.S. Treasury Obligations
	(Cost $12,032,261)	13,387,818

Shares		Value
Short-Term Investments — 5.1%
Money Market Funds — 5.1%
9,172,840	State Street Institutional Liquid
	Reserves Fund	9,172,840
7,062,580	State Street Navigator Securities
	Lending Prime Portfolio (4)	7,062,580
	Total Short-Term Investments
	(Cost $16,235,420)	16,235,420
	Total Investments — 101.8%
	(Cost $171,928,235)	$325,952,590
Excess of Liabilities Over Cash and Other Assets — (1.8)%		(5,716,560)
Net Assets (5) —100.0%		$320,236,030
Net Asset Value Per Outstanding Share
($320,236,030 ÷ 14,074,913 shares outstanding )		$22.75

*	Non-income producing.

(1)	A portion or all of the security was held on loan. As of March 31, 2015, the market value of the securities on loan was $6,860,660.

(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.

(4)
Securities with an aggregate market value of $6,860,660 were out on loan in exchange for $7,062,580 of cash collateral as of March 31, 2015. The collateral was invested in a cash collateral reinvestment vehicle.

(5)
For federal income tax purposes, the aggregate cost was $171,928,235, aggregate gross unrealized appreciation was $154,251,705, aggregate gross unrealized depreciation was $227,350 and the net unrealized appreciation was $154,024,355.

ADR	American Depositary Receipt.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

7

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s investments in securities as of March 31, 2015:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$235,318,410	$-	$-	$235,318,410
Asset-Backed Securities	-	927,517	-	927,517
Commercial Mortgage-Backed Securities	-	3,734,262	-	3,734,262
Corporate Bonds & Notes	-	30,167,070	-	30,167,070
Foreign Government Obligations	-	657,500	-	657,500
Long-Term Municipal Securities	-	1,728,512	-	1,728,512
Short-Term Municipal Securities	-	259,570	-	259,570
U.S. Government Agency Obligations	-	23,536,511	-	23,536,511
U.S. Treasury Obligations	-	13,387,818	-	13,387,818
Short-Term Investments	16,235,420	-	-	16,235,420

Total Investments in Securities	$251,553,830	$74,398,760	$-	$325,952,590

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2015, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Trust’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Trust had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than 1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2015, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Trust’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 29, 2015